Subsequent events (Narrative) (Details)	12 Months Ended
	Oct. 31, 2024 CAD ($) shares	Oct. 31, 2024 USD ($) shares	Oct. 31, 2023 USD ($)	Oct. 31, 2022 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from private placements		$ 631,456	$ 535,525	$ 207,588
Convertible debentures		3,853,273	3,548,059
Payments towards debentures		287,460	$ 270,000	$ 63,490
Subsequent Events [Member]
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from private placements	$ 405,000	$ 285,125
Shares issued for private placement | shares	8,100,000	8,100,000
Issue of shares on exercise of warrants | shares	1,679,800	1,679,800
Proceeds from exercise of warrants	$ 83,990	$ 58,344
Payments towards debentures		16,000
Subsequent Events [Member] | Convertible debentures [Member]
Disclosure of non-adjusting events after reporting period [line items]
Convertible debentures		57,500
Convertible debentures, converted amount		$ 44,106
Shares issued on conversion of convertible debenture | shares	1,600,588	1,600,588
Payments towards debentures		$ 5,000